Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)
Deferred income tax expense:
Total income tax expense	¥ 10,116	$ 1,512	¥ 26,424	¥ 19,804
Foreign Tax Authority | State Administration of Taxation, PRC
Current income tax expense:
PRC	16,450	2,458	29,458	20,334
Deferred income tax expense:
PRC	(6,334)	(946)	(3,034)	(530)
Total income tax expense	¥ 10,116	$ 1,512	¥ 26,424	¥ 19,804